Decommissioning And Restoration Liability (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Disclosure of detailed information about decommissioning and restoration liability assumptions
The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Expected undiscounted cash flows	$58,965	$56,122

Discount rate	1.76%	2.18%

Inflation rate	1.35%	1.95%

Periods	2029	2029

The Kennady North Project decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Expected undiscounted cash flows	$2,235	$175
Discount rate	3.71%	1.86%
Inflation rate	1.96%	1.95%
Periods	2023	2021

Disclosure of detailed information about decommissioning and restoration liability activity
The continuity of the decommissioning and restoration liability at December 31, 2019 and 2018 is as follows:

	GK Mine	KNP	Total

Balance, at January 1, 2018	$29,200	$-	$29,200

Addition of balance at the time of KDI acquisition	-	173	173

Change in estimate of discounted cash flows	24,900	(8)	24,892

Accretion recorded during the year	656	1	657

Balance, at December 31, 2018	$54,756	$166	$54,922

Change in estimate of discounted cash flows	571	1,919	2,490

Accretion recorded during the year	1,102	2	1,104

Balance, at December 31, 2019	$56,429	$2,087	$58,516

Less: current portion of decommissioning and restoration liability	2,445	-	2,445

Non-current decommissioning and restoration liability	$53,984	$2,087	$56,071